Investments And Other Assets	12 Months Ended
Aug. 31, 2018
Disclosure of Investments and Other Assets [Abstract]
Investments And Other Assets

7. INVESTMENTS AND OTHER ASSETS

	2018	2017
	$	$
Publicly traded companies	615	896
Investments in private entities	45	41
	660	937

The Company has a portfolio of minor investments in various private entities.

Corus

Corus is a leading media and content company that creates and delivers high quality brands and content across platforms for audiences around the world. The company’s portfolio of multimedia offerings encompasses 44 specialty television services, 39 radio stations, 15 conventional television stations, a global content business, digital assets, live events, children’s book publishing, animation software, technology and media services. Corus is headquartered in Canada, and its stock is listed on the TSX under the symbol CJR.B.

In connection with the sale of the Media division to Corus in 2016, the Company received 71,364,853 Corus Class B non-voting participating shares (the “Corus B Consideration Shares”) representing approximately 37% of Corus’ total issued equity of Class A and Class B shares. Although the Class B Corus shares do not have voting rights, the Company is considered to have significant influence due to Board representation. The Company agreed to retain approximately one third of its Corus B Consideration Shares for 12 months post-closing, a second one third for 18 months post-closing, and the final one third for 24 months post-closing, until March 31, 2018. As at August 31, 2018, the Company still holds all of the Corus B Consideration Shares that were received.

The Company also agreed to have its Corus B Consideration Shares participate in Corus’ dividend reinvestment plan until September 1, 2017. For the year ended August 31, 2018, the Company received dividends of $92  (2017 - $88) from Corus, of which $nil  (2017 - $81) were reinvested in additional Corus Class B shares. At August 31, 2018, the Company owned 80,630,383  (2017 – 80,630,383) Corus Class B shares having a fair value of $298  (2017 - $1,109) and representing 38%  (2017 – 39%)  of the total issued equity of Corus. The Company’s weighted average ownership of Corus for the year ended August 31, was 39%  (2017 – 38%). As of September 1, 2017, the Company’s Corus B Consideration Shares no longer participate in Corus’ dividend reinvestment plan.

Summary financial information for Corus is as follows:

	2018	2017
	$	$
Current assets	508	525
Non-current assets	4,375	5,543
Current liabilities	(523)	(604)
Non-current liabilities	(2,683)	(2,864)
Net assets	1,677	2,600
Less: non-controlling interests	(154)	(159)
	1,523	2,441
Carrying amount of the investment less accumulated impairment losses	615	897

	Year ended August 31,
	2018	2017
Revenue	1,647	1,679
Net income (loss) attributable to:
Shareholders	(784)	192
Non-controlling interest	26	32
	(758)	224
Other comprehensive income, attributable to shareholders	25	33
Comprehensive income (loss)	(733)	257

Equity income from associates, excluding goodwill impairment	84	73
Impairment of investment in associate(1)	(284)	–
Equity income (loss) from associates(2)	(200)	73
Other comprehensive income from equity accounted associates(2)	10	13
	(190)	86

(1)

The Company assessed its investment in Corus for indicators of impairment, which included a significant and sustained decrease in the share price as well as the recording by Corus of an impairment charge against their goodwill and broadcast license intangibles, and found that there was evidence that impairment had occurred. The Company compared the recoverable amount to the carrying value and determined that an impairment charge of $284 was required. The recoverable amount was determined based on the value in use of the investment.

(2)

The Company’s share of income and other comprehensive income reflect the weighted average proportion of Corus net income and other comprehensive income attributable to shareholders for the years ended August 31, 2018 and 2017.

Shomi Partnership

The Company had a  50% joint control interest in Shomi Partnership (“shomi”), which was a subscription video-on-demand service that launched in November 2014. In September 2016, Shaw and Rogers Communications Inc., announced the decision to wind down its operations with service ending on November 30, 2016. The Company’s interest in shomi was accounted for using the equity method until May 31, 2016, at which point the investment was written down to zero. In December 2017, the remaining assets associated with shomi were transferred to their respective partners and the partnership was officially wound up. For the year ended August 31, 2018, an investment loss of $nil (2017 - $82) has been recorded. Summarized financial information is as follows:

	2018	2017
	$	$
Current assets	–	10
Non-current assets	–	–
Current liabilities	–	–
Non-current liabilities	–	–
Partnership net assets	–	10
Carrying amount of the investment(1)	–	–

	Year ended August 31,
	2018	2017
Revenue	–	(19)
Expenses	–	252
Partnership net loss	–	271
Equity loss in the partnership(1)	–	–

(1)

The Company's carrying amount the investment and equity loss does not equal 50% of the partnership’s net assets and net loss due to elimination of unrealized profit on downstream transactions between the Company and shomi and the write-down of the carrying amount of the investment during the year.